Securities Act File No.: 333-56881

                              ING MIDCAP VALUE FUND
                             ING SMALLCAP VALUE FUND

                         Supplement dated March 1, 2002
                             to the Prospectus dated
                                January 31, 2002

     The following changes will be effective March 1, 2002:

     1. A change in the name of the Adviser from "ING Pilgrim Investments, LLC" to "ING Investments, LLC."

     2. A change in the name of the Funds' Distributor from "ING Pilgrim Securities, Inc." to "ING Funds Distributor, Inc."

     The following disclosure shall replace the first table in the disclosure contained on page 15 of the Class A, B and C prospectus, page 12 of the Class I prospectus and page 12 of the Class Q prospectus:

    PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                                                       RUSSELL        RUSSELL
                           BRANDES U.S. VALUE MID      MIDCAP      MIDCAP VALUE
                          CAP EQUITY COMPOSITE (%)    INDEX (%)      INDEX (%)
                          ------------------------    ---------      ---------
        One Year                   24.04%              -5.62%          2.33%
       Three Years                 16.00%               6.50%          6.80%
     Since Inception
        (9/30/97)                  13.40%               7.21%          6.98%

     The following disclosure shall replace the first table in the disclosure contained on page 16 of the Class A, B and C prospectus, page 13 of the Class I prospectus and page 13 of the Class Q prospectus:

   PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

                          AVERAGE ANNUAL TOTAL RETURNS
                            (AS OF DECEMBER 31, 2001)

                               BRANDES
                        U.S. SMALL CAP EQUITY    RUSSELL 2000     RUSSELL 2000
                            COMPOSITE (%)          INDEX (%)     VALUE INDEX (%)
                            -------------          ---------     ---------------
        One Year               35.71%                2.49%           14.03%
       Three Years             14.05%                6.42%           11.33%
     Since Inception
        (9/30/97)               6.81%                3.03%            6.60%


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.